Leasing - Cash Flow Information Related to Leases (Details) $ in Millions	12 Months Ended
Dec. 31, 2019 USD ($)
Leases [Abstract]
Operating cash flows from finance leases	$ 0
Operating cash flows from operating leases	285
Financing cash flows from finance leases	$ 20